Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets, Net

Fixed assets, net, is summarized as follows as of:

	September 30, 2024	December 31, 2023

Land	$253,781	$260,460
Building	2,949,900	3,022,490
Machinery and Equipment	4,730,617	4,464,317
Computer Systems and Website & Other	290,662	290,661
Total Fixed Assets	8,224,960	8,037,928
Less: accumulated depreciation	(1,991,365)	(1,215,786)
Fixed asset, net	$6,233,595	$6,822,142

Fixed asset, net, as of December 31, 2023 and 2022, are summarized as follows:

	December 31, 2023	December 31, 2022

Land	$260,460	$242,240
Building	3,022,490	2,824,481
Machinery and Equipment	4,464,317	4,601,293
Computer and Website	290,661	16,600
	8,037,928	7,684,614
Less: accumulated depreciation	(1,215,786)	(679,724)
Fixed asset, net	$6,822,142	$7,004,890